            The One Group-Registered Trademark-
                   Family of Mutual Funds

         -----------------------------------------------------------------------
                         Money Market Funds Semi-Annual Report

                         FOR THE SIX MONTHS ENDED DECEMBER 31, 1995

                                                 U.S. Treasury Securities
                                                 Money Market Fund

                                                 Prime Money Market Fund

                                                 Municipal Money Market Fund

                                                 Ohio Municipal
                                                 Money Market Fund

--------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1995

Report From Your Investment Advisor...................................................          2
Schedules of Portfolio Investments....................................................          4
Statements of Assets and Liabilities..................................................         14
Statements of Operations..............................................................         15
Statements of Changes in Net Assets...................................................         16
Notes to Financial Statements.........................................................         17
Financial Highlights..................................................................         24

                                                                            ----

--------------------------------------------------------------------------------
Report From Your Investment Advisor
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1995

A MESSAGE TO THE ONE GROUP SHAREHOLDERS
We are pleased to present this semiannual report for The One Group Family of Mutual Funds. As part of our continuing efforts to provide you with exceptional investment management and high-quality service and communication, this report provides an overview of the financial markets and your fund's performance for the period from July 1, 1995, to December 31, 1995.

A STELLAR YEAR FOR INVESTORS
Neither stock nor bond investors had much to complain about in 1995. Modest economic growth coupled with declining interest rates and steady inflation provided the backdrop for one of the most successful years in the history of the stock and bond markets.

We are pleased to report that The One Group equity and fixed-income funds generally provided attractive returns during the six-month period. In fact, most of our funds surpassed their average historical returns.

AN ABOUT-FACE IN THE BOND MARKET
Rebounding from a disastrous 1994, the bond market in 1995 generated returns that rivaled those of stocks. The 30-year Treasury bond, for example, generated returns of 34.15% for the year and 11.95% for the six months ended December 31, according to Ryan Labs Inc. Other fixed-income securities followed suit, posting returns that exceeded their historical averages.

The bond market rally began early in the year. As the economy slowed to a more sustainable growth level with minimal inflation, the Federal Reserve ended the series of interest rate increases it had implemented during 1994 and early 1995. Several months later, when it appeared that growth may have been slowing a bit too much, the Fed attempted to jump-start the sluggish economy by cutting interest rates twice--once in July and once in December. This action caused bond yields to fall and bond prices to rise.

The yield on the five-year Treasury fell from 7.83% on December 31, 1994, to 5.97% on June 30, 1995, and to 5.37% on December 31, 1995. The 30-year Treasury yield fell from 7.88% on December 31, 1994, to 6.62% on June 30, 1995, and to 5.95% on December 31, 1995.

TAX REFORM TALK TAMES MUNI MARKET
Municipal securities also rebounded nicely from 1994's poor showing, posting generally attractive returns. Despite such performance, though, returns on municipal investments fell far short of the returns enjoyed in the taxable bond and stock markets. With several tax-reform proposals on the table--including some that would eliminate or reduce the tax break on munis--the long-term attractiveness of this market remains in question. This caused many investors to take their investment dollars elsewhere during 1995.

MONEY MARKET RATES RETURN TO 'NORMAL'
The only fixed-income investors who may have been somewhat disappointed during 1995 were those invested in money market securities. After surpassing the average returns on both stock and bond mutual funds during 1994, money market fund performance returned to "normal" during 1995. However, this was due primarily to the phenomenal performance rebound in the equity and fixed-income markets and not to any dramatic mishap in the short-term fixed-income market. As is typical of a falling interest rate environment, yields on money market instruments fell slightly during the period.

EQUITIES SOAR TO RECORD HIGHS
In the 1995 stock market, bigger was better. Bolstered by modest economic growth and strong profits, large, multi-national companies offered the best returns. The Dow Jones Industrial Average, for example, soared to two milestone levels within nine months--4,000 in February and 5,000 in November. The S&P 500 Index also posted spectacular gains. For the six-month period ended December 31, 1995, the S&P 500 returned 14.44%, while for the year ended December 31, 1995 its performance reached 34.11%.

While they lagged their larger counterparts, small company stocks nevertheless posted historically attractive returns. As measured by the Russell 2000, small-company stocks returned 11.40% for the six-month period and 26.21% for the year ended December 31, 1995.

KEEPING PERFORMANCE IN PERSPECTIVE
While The One Group Funds participated in the market rallies during the past year, few of our funds outperformed their benchmark indexes. It is important to remember that the widely-publicized performance of market indexes

----
 2

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1995
typically is not indicative of the performance of specific mutual funds. Except for our designated "index" funds, the composition of The One Group Funds differs significantly from the broad-based market indexes.

On the equity side, for example, the S&P 500 is comprised primarily of stocks of large corporations with a bias toward growth-oriented issues. Most stock funds have holdings in medium- and small-company stocks, which did not experience the same level of results as their larger counterparts. Neither did value stocks, which, in general, underperformed their growth-oriented peers. Consequently, investors with exposure to various types of stocks should compare each component of their portfolio to the most-appropriate benchmark index.

On the fixed-income side, investors may choose from bonds with short-, intermediate- or long-term maturities with different degrees of quality and risk. When selecting an appropriate performance benchmark, all of these characteristics must be considered to obtain an accurate evaluation. During 1995, bond funds with greater duration, or interest-rate risk exposure, performed the best. The One Group fixed-income funds typically maintain a relatively conservative risk posture, which can make them less-sensitive to interest rate swings. While this may inhibit the funds' price appreciation when interest rates fall, it tends to protect against price depreciation when interest rates increase.

OUR THANKS TO YOU
Thank you for continuing to invest with The One Group Family of Mutual Funds. We appreciate your support and confidence as we strive to help you reach your financial goals.

Sincerely,

 [DAVID J. KUNDERT SIGNATURE]
David J. Kundert
PRESIDENT & CEO,
BANC ONE INVESTMENT ADVISORS CORPORATION

                                    [PHOTO]

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                                                                              AMORTIZED
AMOUNT                                      SECURITY DESCRIPTION                                         COST
-------                      --------------------------------------------------                      -------------
U.S. Treasury Bills (9.0%):
 55,740  1/11/96 (b)...............................................................................  $     55,659
 50,000  8/22/96 (b)...............................................................................        48,218
 25,000  9/19/96 (b)...............................................................................        24,014
                                                                                                     -------------
  Total U.S. Treasury Bills                                                                               127,891
                                                                                                     -------------
U.S. Treasury Notes (11.7%):
 25,000  7.25%, 8/31/96 (b)........................................................................        25,203
 20,000  6.50%, 9/30/96 (b)........................................................................        20,096
 20,000  7.88%, 7/15/96 (b)........................................................................        20,210
100,000  7.50%, 2/29/96............................................................................       100,305
                                                                                                     -------------
  Total U.S. Treasury Notes                                                                               165,814
                                                                                                     -------------
  Total Investments, at value                                                                             293,705
                                                                                                     -------------
Repurchase Agreements (79.3%):
 10,000  Barclays de Zoete Wedd, 4.75%, 1/2/96 (Collateralized by 19,976 various U.S. Government
           Agency securities, 0.00%-5.05%, 2/7/96-8/15/17, market value $10,201)...................        10,000
 60,000  Barclays de Zoete Wedd, Canada Limited Securities, 5.80%, 1/2/96 (Collateralized by
           123,048 various U.S. Government Agency securities, 0.00%-7.92%, 1/5/96-2/15/23, market
           value $61,201)..........................................................................        60,000
 60,000  Donaldson, Lufkin, Jenrette, 5.85%, 1/2/96 (Collateralized by 59,255 U.S. Treasury Notes,
           6.63%, 03/31/97, market value $61,200)..................................................        60,000
300,000  Goldman Sachs, 5.90%, 1/2/96 (Collateralized by 602,260 U.S. Treasury Notes, 0.00%-6.25%,
           5/31/97-2/15/19, market value $346,800) (c).............................................       300,000
 40,000  Goldman Sachs, 5.75%, 1/2/96 (Collateralized by 602,260 U.S. Treasury Notes, 0.00%-6.25%,
           5/31/97-2/15/19, market value $346,800)(c)..............................................        40,000

PRINCIPAL                                                                                              AMORTIZED
AMOUNT                                      SECURITY DESCRIPTION                                         COST
-------                      --------------------------------------------------                      -------------

Repurchase Agreements, continued:

 60,000  Hong Kong Shanghai Banc Corp., 5.90%, 1/2/96 (Collateralized by 59,417 U.S. Treasury
           Notes, 5.50%-8.63%, 7/31/97-9/30/97,
           market value $61,203)...................................................................  $     60,000
 65,000  J.P. Morgan & Co., Inc., 5.50%, 1/2/96 (Collateralized by 66,301 various U.S. Treasury
           Securities, 5.50%, 5/31/96-2/15/25, market value $66,301)...............................        65,000
 40,000  Lehman Brothers Holdings, Inc., 5.80%, 1/2/96 (Collateralized by 60,290 various U.S.
           Treasury securities, 0.00%, 2/15/01-11/15/14, market value $40,803).....................        40,000
310,000  Lehman Brothers Holdings, Inc., 5.95%, 1/2/96 (Collateralized by 612,475 U.S. Treasury
           Notes, 0.00%, 8/15/02-2/15/11, market value $316,200)...................................       310,000
 60,000  Merrill Lynch 5.70%, 1/2/96 (Collateralized by 58,540 U.S. Treasury Notes, 4.00%-9.25%,
           1/15/96-11/15/05, market value $61,204).................................................        60,000
 60,000  Morgan Stanley, 5.87%, 1/2/96 (Collateralized by 60,365 U.S. Treasury Notes, 4.63%,
           02/26/96, market value $61,235).........................................................        60,000
 60,000  Nomura Securities International, 5.95%, 1/2/96 (Collateralized by 41,842 U.S. Treasury
           Bonds, 7.50%, 11/15/24, market value $50,451 and 11,287 U.S. Treasury Bills, 12/12/96,
           market value $10,750)...................................................................        60,000
                                                                                                     -------------
  Total Repurchase Agreements                                                                           1,125,000
                                                                                                     -------------
  Total (Cost--$1,418,705)(a)                                                                        $  1,418,705
                                                                                                     -------------
                                                                                                     -------------

------------
Percentages indicated are based on net assets of $1,416,611.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) A portion of this security was loaned as of December 31, 1995.

(c) The repurchase agreements are cross-collateralized by the same pool of collateral securities.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 4

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                                                            AMORTIZED
 AMOUNT                             SECURITY DESCRIPTION                               COST
---------  ----------------------------------------------------------------------  -------------
Certificates of Deposit (5.0%):
   60,000  Peoples Security Life, 6.09%, 10/22/95*...............................  $     60,000
   25,000  Providian Life & Health Insurance Co., 6.13%, 11/1/95*................        25,000
   35,000  Providian Life & Health Insurance Co., 6.13%, 11/1/95*................        35,000
                                                                                   -------------
Total Certificates of Deposit                                                           120,000
                                                                                   -------------
Commercial Paper (66.2%):
   21,000  Akzo Nobel, Inc., 5.71%, 1/19/96*.....................................        20,940
   20,000  Akzo Nobel, Inc., 5.59%, 3/14/96*.....................................        19,773
   15,000  American Honda Finance Corp., 5.76%, 1/16/96*.........................        14,964
   20,000  American Honda Finance Corp., 5.77%, 1/17/96*.........................        19,949
   30,000  American Honda Finance Corp., 5.82%, 1/30/96*.........................        29,859
   15,000  American Honda Finance Corp., 5.77%, 1/30/96*.........................        14,930
   22,000  American Honda Finance Corp., 5.77%, 2/5/96*..........................        21,877
   50,000  Barnett Banks, Inc., 5.76%, 1/19/96*..................................        49,856
   50,000  Bear Stearns Cos., 5.67%, 2/21/96*....................................        49,598
   21,947  Cogentrix of Richmond, Inc., 5.80%, 1/24/96*..........................        21,866
   36,000  Countrywide Funding Corp., 5.82%, 1/8/96*.............................        35,959
   59,600  Countrywide Funding Corp., 5.83%, 1/10/96*............................        59,513
   18,000  Countrywide Funding Corp., 5.70%, 2/14/96*............................        17,875
   21,000  CSC Enterprises, 5.78%, 1/22/96*......................................        20,929
   20,000  CSC Enterprises, 5.72%, 2/6/96*.......................................        19,886
   12,500  CSC Enterprises, 5.72%, 2/6/96*.......................................        12,429
   27,500  CSC Enterprises, 5.75%, 2/23/96*......................................        27,267
   18,893  CSW Credit, Inc., 5.76%, 1/18/96*.....................................        18,842
   18,400  CSW Credit, Inc., 5.74%, 1/25/96*.....................................        18,330
   30,000  Duracell, Inc., 5.82%, 1/11/96*.......................................        29,951
   24,658  Duracell, Inc., 5.83%, 1/12/96*.......................................        24,614
   19,086  Finova Capital Corp., 5.90%, 1/10/96*.................................        19,058
   45,000  Finova Capital Corp., 6.00%, 1/23/96*.................................        44,835
   50,000  Finova Capital Corp., 5.95%, 1/25/96*.................................        49,802
   20,000  General Motors Acceptance Corp., 5.86%, 2/2/96*.......................        19,896
   52,000  General Motors Acceptance Corp., 5.67%, 3/1/96*.......................        51,509
   45,000  General Motors Acceptance Corp., 5.58%, 3/6/96*.......................        44,547
   50,000  Great Western Bank, 5.72%, 1/31/96*...................................        49,762
   25,000  Great Western Bank, 5.72%, 2/8/96*....................................        24,849
   40,000  GTE Corp., 5.82%, 1/24/96*............................................        39,851

PRINCIPAL                                                                            AMORTIZED
 AMOUNT                             SECURITY DESCRIPTION                               COST
---------  ----------------------------------------------------------------------  -------------

Commercial Paper, continued:

   35,000  GTE Corp., 5.86%, 2/13/96*............................................  $     34,755
   40,000  GTE Corp., 5.86%, 2/14/96*............................................        39,714
   25,000  Hanson Finance, 5.65%, 2/14/96*.......................................        24,827
   25,000  IBM Credit Corp., 5.65%, 2/13/96*.....................................        24,831
   50,000  Kingdom of Sweden, 5.64%, 3/1/96*.....................................        49,530
   25,000  Lehman Brothers, 6.15%, 1/23/96*......................................        25,000
   50,000  Merrill Lynch, 5.75%, 1/26/96*........................................        49,800
   50,000  Monte Dei Paschi Di Siena, 5.62%, 3/15/96*............................        49,422
   75,000  Nynex Corp., 5.84%, 1/16/96*..........................................        74,818
   20,000  Nynex Corp., 5.80%, 1/31/96*..........................................        19,903
   32,800  Pemex Capital, Inc., 5.72%, 2/9/96*...................................        32,597
   25,000  Petrolea Brasileiro S.A. Petrobas, 5.62%, 3/25/96*....................        24,672
   10,000  Petrolea Brasileiro S.A. Petrobas, 5.75%, 2/27/96*....................         9,909
   36,800  Prefco, 5.75%, 2/8/96*................................................        36,577
   10,000  TamBrands Corp., 5.60%, 1/3/96*.......................................         9,997
   40,060  USL Capital Corp., 5.70%, 2/1/96*.....................................        39,863
   42,900  Whirlpool Finance Corp., 5.76%, 2/12/96*..............................        42,612
   62,000  Whirlpool Financial Corp., 5.70%, 2/7/96*.............................        61,637
                                                                                   -------------
Total Commercial Paper                                                                1,543,780
                                                                                   -------------
Corporate Bonds (6.4%):
   50,000  Abbey National Treasury Services, 7.05%, 3/1/96.......................        49,998
   11,000  Associates Corp. of North America, 4.50%, 2/15/96.....................        10,962
   50,000  CIT Group Holdings, Inc., 7.05%, 3/4/96...............................        50,000
   25,000  IBM Credit Corp., 5.90%, 8/28/96*.....................................        24,983
   50,000  International Business Machines, 5.90%, 7/29/96*......................        49,987
   17,875  John Deere, 4.63%, 9/2/96.............................................        17,731
                                                                                   -------------
Total Corporate Bonds                                                                   203,661
                                                                                   -------------
Floating Rate Notes (4.4%):
   25,150  Lehman Brothers Holdings, Inc., 6.66%, 5/17/96*.......................        25,162
   31,440  Student Loan Marketing Assoc., 6.08%, 6/30/96*........................        31,440
   50,000  Student Loan Marketing Assoc., 5.24%, 9/28/98*........................        50,000
                                                                                   -------------
Total Floating Rate Notes                                                               106,602
                                                                                   -------------
Guaranteed Insurance Contract (2.1%):
   50,000  Allstate, 6.05%, 9/1/96...............................................        50,000
                                                                                   -------------
Total Guaranteed Insurance Contract                                                      50,000
                                                                                   -------------

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                                                            AMORTIZED
 AMOUNT                             SECURITY DESCRIPTION                               COST
---------  ----------------------------------------------------------------------  -------------
Medium Term Notes (2.3%):
   55,000  Lehman Brothers Holdings, Inc., 6.13%, 3/21/96*.......................  $     55,000
                                                                                   -------------
Total Medium Term Notes                                                                  55,000
                                                                                   -------------
Total Investments, at value                                                           2,079,043
                                                                                   -------------
Repurchase Agreements (16.1%):
  299,721  Lehman Brothers Holdings, Inc. 5.96%, 1/2/96 (Collateralized by
             313,605 various U.S. Government Agency Securities, 0.00%, 1/8/96--
             7/19/96, market value $305,720).....................................       299,721
PRINCIPAL                                                                            AMORTIZED
 AMOUNT                             SECURITY DESCRIPTION                               COST
---------  ----------------------------------------------------------------------  -------------

Repurchase Agreements, continued:

   35,000  Prudential Securities, Inc., 6.00%, 1/2/96 (Collateralized by 34,728
             various U.S. Government Agency Securities, 5.22%--7.57%, 3/31/97--
             6/17/05, market value $35,701)......................................  $     35,000
                                                                                   -------------
Total Repurchase Agreements                                                             334,721
                                                                                   -------------
Total (Cost--$2,413,764)(a)                                                        $  2,413,764
                                                                                   -------------
                                                                                   -------------

------------
Percentages indicated are based on net assets of $2,408,078.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

  * Variable rate securities having liquidity sources through bank letters of credit and/or liquidity arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the effective rate at December 31, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 6

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                                    SECURITY                                                     AMORTIZED
 AMOUNT                                                    DESCRIPTION                                                      COST
---------                                ------------------------------------------------                                -----------
Municipal Securities (100.8%):
Alabama (1.3%):
    2,650  Alabama Private Colleges & Universities Equipment & Capital, Series A, 5.15%, 7/1/05, FGIC*.................  $    2,650
    4,900  Phenix County, Industrial Development Board Environmental Improvement Revenue, Mead Coated Board Project,
             3.75%, 12/1/23, LOC: ABN/AMRO Bank*.......................................................................       4,900
                                                                                                                         -----------
                                                                                                                              7,550
                                                                                                                         -----------
Arizona (0.3%):
    2,000  Chandler County, Industrial Development Authority Revenue Bond, Parsons Municipal Services, Inc., 4.25%,
             12/15/09, LOC: National Westminster Bank*.................................................................       2,000
                                                                                                                         -----------
Arkansas (1.4%):
    8,100  Clark County, Solid Waste Disposal Revenue Bonds, Reynolds Metals Co. Project, 5.20%, 8/1/22, LOC: Trust
             Company Bank*.............................................................................................       8,100
                                                                                                                         -----------
Colorado (3.9%):
   15,000  Colorado General Fund Revenue, Tax & Revenue Anticipation Notes, Series A, 4.50%, 6/27/96...................      15,061
    2,100  Platte River Power Authority, 3.60%, 2/21/96................................................................       2,100
    5,500  Platte River Power Authority, Electric Revenue, Sub Lien, Series S-1, 3.75%, 1/24/96, LOC: Morgan
             Guaranty..................................................................................................       5,500
                                                                                                                         -----------
                                                                                                                             22,661
                                                                                                                         -----------
Florida (6.3%):
   11,265  Dade County, Solid Waste IDR, Montenay, Dade Ltd. Project,
             Series A, 5.10%, 12/1/13, LOC: Banque Paribas*............................................................      11,265
    7,000  Hillsborough, Tampa Airport, 3.85%, 2/13/96, LOC: National Westminster Bank.................................       7,000
    8,665  Indian Trace Community Development District, Florida - Basin I Water Management Special Tax Bond, 4.90%,
             5/1/10, MBIA*.............................................................................................       8,665
   10,000  Putnam County, Development Authority, PCR Bonds, NRU Seminole Electric, Series 4, 3.75%, 3/15/14**..........      10,000
                                                                                                                         -----------
                                                                                                                             36,930
                                                                                                                         -----------

PRINCIPAL                                                    SECURITY                                                     AMORTIZED
 AMOUNT                                                    DESCRIPTION                                                      COST
---------                                ------------------------------------------------                                -----------

Municipal Securities, continued:

Georgia (7.2%):
   10,900  Cobb County, Housing Authority, Multifamily Housing Revenue, Pittco Frey Assoc. Project, 5.20%, 6/1/23, LOC:
             Societe Generale*.........................................................................................  $   10,900
   12,000  Dekalb Private Hospital Authority, Childrens Hospital, Series A, 5.05%, 3/1/24*.............................      12,000
    8,200  Monroe County Development Authority, PCR Bonds, Georgia Power Co., Scherer Second Series, 5.50%, 7/1/25*....       8,200
    6,000  Municipal Electric Authority, 3.90%, 1/2/96.................................................................       6,000
    5,000  Municipal Electric Authority, Project One, Sub-Series E, 3.80%, 1/1/26, LOC: Credit Suisse..................       5,000
                                                                                                                         -----------
                                                                                                                             42,100
                                                                                                                         -----------
Idaho (0.9%):
    5,000  State Tax Anticipation Notes, 4.50%, 6/27/96................................................................       5,016
                                                                                                                         -----------
Illinois (8.5%):
    2,500  Chicago, GO Bonds, Series A, 3.75%, 10/31/96, LOC: Morgan Guaranty**........................................       2,500
   10,900  Chicago O'Hare International Airport, Second Lien, Series B, 5.30%, 1/1/18, LOC: Societe General*...........      10,900
    5,000  City of Jacksonville, Industrial Project Loans, AGI, Inc. Project, 5.45%, 2/1/26, LOC: Bank of America,
             Chicago*..................................................................................................       5,000
    5,900  Illinois Development Finance Authority Revenue, Special Facility, Little City Foundation, 5.20%, 2/1/19,
             LOC: LaSalle National Bank*...............................................................................       5,900
    4,700  Illinois Development Finance Authority, Revenue Bonds, Aurora Central Catholic High School, 5.20%, 4/1/24,
             LOC: Northern Trust Co.*..................................................................................       4,700
    4,500  Illinois Development Finance Authority, Roosevelt University Project, 4.25%, 4/1/25 LOC: American National
             Bank*.....................................................................................................       4,500
    1,625  Illinois Development Finance Authority, Revenue Bonds, St. Paul's House Project, 3.94%, 2/1/25 LOC: LaSalle
             National Bank*............................................................................................       1,625

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                                    SECURITY                                                     AMORTIZED
 AMOUNT                                                    DESCRIPTION                                                      COST
---------                                ------------------------------------------------                                -----------
Municipal Securities, continued:
Illinois, continued:

    2,500  Illinois Educational Facilities Authority Revenue, Northwestern University, 5.10%, 3/1/28, LOC: Northern
             Trust*....................................................................................................  $    2,500
    1,000  Illinois Health Facilities Authority, Pooled Series, Series C, 5.20%, 8/1/15 LOC: FNB Chicago*..............       1,000
    2,000  Illinois Health Facilities Authority Revenue, Highland Park Hospital, Series A, 4.00%, 10/1/15, FGIC**......       2,000
    1,900  Illinois Health Facilities Authority, Series E, 1985, Sisters Hospital, 5.00%, 12/1/14, LOC: Morgan
             Guaranty*.................................................................................................       1,900
    3,000  Illinois Health Facilities Authority, Washington & Jane Smith Home, 5.20%, 7/1/26, LOC: First Chicago
             Bank*.....................................................................................................       3,000
    2,460  Lombard, IDR Bonds, Chicago Roll Co. Inc. Project, 5.90%, 2/1/10, LOC: American National Bank*..............       2,460
    2,000  Orland Hills, Illinois Multi-Family Mortgage Revenue, 88th Ave. Project, 3.85%, 12/1/04 LOC: LaSalle
             National Bank*............................................................................................       2,000
                                                                                                                         -----------
                                                                                                                             49,985
                                                                                                                         -----------
Indiana (10.1%):
   13,700  Gary, Environmental Improvement Revenue, U.S. Steel Corp. Project, 4.25%, 7/15/02, LOC: Bank of Nova
             Scotia*...................................................................................................      13,700
   11,400  Indiana Health Facility Financing Authority, Rehabilitation Hospital, 5.15%, 11/1/20, LOC: Toronto Dominion
             Bank*.....................................................................................................      11,400
    3,300  Indiana Hospital Equipment Financing Authority, Series A, 5.60%, 12/1/15, Insured: MBIA*....................       3,300
    3,000  Indianapolis Economic Development Revenue, Childrens Museum Project, 5.15%, 10/1/25, LOC: National Bank of
             Detroit, Indianapolis*....................................................................................       3,000
    4,050  Jasper, Economic Development, Best Chairs, Inc. Project, 5.50%, 3/1/19 LOC: PNC Bank*.......................       4,050
   24,035  Rockport, PCR Bonds, Indiana & Michigan Electric Co., Series A, 5.20%, 8/1/14 LOC: Swiss Bank*..............      24,035
                                                                                                                         -----------
                                                                                                                             59,485
                                                                                                                         -----------
PRINCIPAL                                                    SECURITY                                                     AMORTIZED
 AMOUNT                                                    DESCRIPTION                                                      COST
---------                                ------------------------------------------------                                -----------

Municipal Securities, continued:

Louisiana (1.6%):
    4,000  Jefferson Parish, Hospital Service, District #2, 5.15%, 12/1/15, FGIC*......................................  $    4,000
    5,000  Louisiana State Refunding, Series A, 4.20%, 8/1/96..........................................................       5,014
                                                                                                                         -----------
                                                                                                                              9,014
                                                                                                                         -----------
Michigan (6.8%):
    8,900  Michigan Higher Education, Student Loan, Series B, 5.20%, 10/1/13, AMBAC**..................................       8,900
    2,500  Michigan Municipal Bond Revenue Notes, Series B, 4.50%, 7/3/96..............................................       2,509
    1,750  Michigan Strategic Fund, Limited Obligation, Wayne Disposal, Oakland Project, 5.30%, 3/1/05, LOC: Comerica
             Bank*.....................................................................................................       1,750
    1,000  Michigan Strategic Fund, Limited Obligation Environmental Quality, 5.30%, 5/1/05, LOC: Comerica Bank*.......       1,000
   25,585  Michigan Underground Storage Tank, Financial Assurance Authority, Series 1, 5.15%, 12/1/04, LOC: Canadian
             Imperial Bank*............................................................................................      25,585
                                                                                                                         -----------
                                                                                                                             39,744
                                                                                                                         -----------
Minnesota (0.8%):
    1,100  Rochester, Health Care, Mayo Medical Center, Series C, 3.65%, 2/7/96........................................       1,100
    1,500  Rochester, Health Care, Mayo Medical Center, Series E, 3.80%, 2/8/96........................................       1,500
    2,000  Rochester, Health Care, Mayo Medical Foundation, Mayo Medical Center, Series C, 3.75%, 2/7/96...............       2,000
                                                                                                                         -----------
                                                                                                                              4,600
                                                                                                                         -----------
Missouri (0.3%):
    2,000  Missouri Environmental Improvement & Energy Resource Authority, PCR Bonds, Union Electric Co., Series B,
             4.00%, 6/1/14, LOC: Union Bank of Switzerland**...........................................................       2,000
                                                                                                                         -----------
Montana (0.6%):
    3,500  Montana Board Investment, Municipal Finance Conservation Act, 4.90%, 3/1/09**...............................       3,500
                                                                                                                         -----------
Nevada (2.7%):
    4,000  Clark County, Airport System, Improvement Revenue Bonds, Sub Lien, Series A-1, 5.05%, 7/1/25 LOC: Toronto
             Dominion Bank*............................................................................................       4,000

CONTINUED

----
 8

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                                    SECURITY                                                     AMORTIZED
 AMOUNT                                                    DESCRIPTION                                                      COST
---------                                ------------------------------------------------                                -----------

Municipal Securities, continued:
Nevada, continued:

   10,000  Clark County, IDR Bonds, Nevada Power Co. Project, Series A, 3.90%, 10/1/30, LOC: Barclays Bank*............  $   10,000
    2,000  Nevada State GO Bonds, 6.35%, 8/1/96........................................................................       2,034
                                                                                                                         -----------
                                                                                                                             16,034
                                                                                                                         -----------
New Mexico (1.2%):
    7,000  Albuquerque, Airport Revenue Sub Lien, 5.05%, 7/1/14, AMBAC*................................................       7,000
                                                                                                                         -----------
New York (1.6%):
    7,500  New York State Energy Research & Development Authority, PCR Bonds, Lilco Project, Series A, 4.70%, 3/1/16,
             LOC: Deutsche Bank**......................................................................................       7,501
    2,000  Niagara County, American Ref-Fuel, Series 94B, 3.80%, 2/7/96................................................       2,000
                                                                                                                         -----------
                                                                                                                              9,501
                                                                                                                         -----------
North Carolina (0.9%):
    5,000  Raleigh-Durham, Airport Authority, Special Facility Revenue, American Airlines, Series A, 5.95%, 11/1/15,
             LOC: Royal Bank of Canada*................................................................................       5,000
                                                                                                                         -----------
North Dakota (1.0%):
    6,000  Mercer County, Solid Waste Disposal Revenue, National Rural Utility, United Power Project U, 3.65%,
             12/1/18**.................................................................................................       6,000
                                                                                                                         -----------
Ohio (8.1%):
    5,300  Columbus Sewer Revenue, 4.95%, 6/1/11*......................................................................       5,300
    6,000  Franklin County, Hospital Revenue, Holy Cross Health Systems, 5.10%, 6/1/16*................................       6,000
   11,500  Ohio Air Quality Development Authority, 5.50%, 12/1/15, LOC:
             J.P. Morgan*..............................................................................................      11,500
    6,800  Ohio Air Quality Development Authority, Revenue, JMG Funding Limited Partnership, Series A, 5.00%, 4/1/28,
             LOC: Societe Generale*....................................................................................       6,800
    7,050  Ohio State University, General Receipts, Series B, 5.05%, 12/1/12, Liquidity Agreement with Ohio State
             University*...............................................................................................       7,050
    2,700  Ohio Water Development Authority, PCR Bonds, Cleveland Illum,
             Series A, 3.75%, 2/6/96...................................................................................       2,700
PRINCIPAL                                                    SECURITY                                                     AMORTIZED
 AMOUNT                                                    DESCRIPTION                                                      COST
---------                                ------------------------------------------------                                -----------

Municipal Securities, continued:
Ohio, continued:

    5,500  Ohio Water Development Authority, Timken Co. Project, Refunding Series 1993, 5.10%, 5/1/07, LOC: Wachovia
             Bank*.....................................................................................................  $    5,500
    2,800  Student Loan Funding Corp., Cincinnati, Student Loan Revenue, Series A-3, 5.25%, 1/1/07, LOC: National
             Westminster*..............................................................................................       2,800
                                                                                                                         -----------
                                                                                                                             47,650
                                                                                                                         -----------
Pennsylvania (1.0%):
    6,000  Penn State University, 4.00%, 12/18/96......................................................................       6,036
                                                                                                                         -----------
South Carolina (2.8%):
    1,700  Cherokee County, IDR Bonds, Oshkosh Truck Project, 5.25%, 8/1/19, LOC: Bank of Nova Scotia*.................       1,700
    5,000  South Carolina Public Service Electric Authority, 3.50%, 3/8/96, LOC: NationsBank of North Carolina.........       5,000
    1,500  South Carolina Capital Improvement, Series B, GO Bonds, 6.80%, 3/1/96.......................................       1,508
    8,415  York County, PCR Bonds, North Carolina Electric Project NRU-84N-3, 3.75%, 9/15/14, LOC: CFC**...............       8,415
                                                                                                                         -----------
                                                                                                                             16,623
                                                                                                                         -----------
Tennessee (1.5%):
    3,800  Oak Ridge, Industrial Board Economic Development Revenue Bonds, 5.20%, 5/1/09, LOC: ABM/AMRO Bank*..........       3,800
    5,000  Shelby County, Health Educational & Housing Facility, Board Hospital Revenue, Methodist Health System,
             Series C, 3.90%, 8/1/15, MBIA**...........................................................................       5,000
                                                                                                                         -----------
                                                                                                                              8,800
                                                                                                                         -----------
Texas (21.7%):
    4,590  Bexar, Army Retirement, Series 85-B, 3.70%, 7/1/11, LOC: Rabo Bank, Nederland*..............................       4,590
   10,200  Capital Health Facilities Development Corp., Island on Lake Travis Limited Project, 5.20%, 12/1/16, LOC:
             Credit Suisse*............................................................................................      10,200
    3,100  Capital Industrial Development Corp., IDR Bonds, W.L. Gore & Assoc., Inc. Project, 3.40%, 12/1/15, LOC:
             Morgan Guaranty...........................................................................................       3,100
    4,000  Dallas Independent School District, 7.10%, 8/15/96, LOC: Nationsbank of Texas...............................       4,078

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                                    SECURITY                                                     AMORTIZED
 AMOUNT                                                    DESCRIPTION                                                      COST
---------                                ------------------------------------------------                                -----------

Municipal Securities, continued:
Texas, continued:

    2,500  Gulf Coast, Industrial Development Authority, Texas Marine Term Revenue, Amoco Oil Co. Project, 3.55%,
             6/1/95**..................................................................................................  $    2,500
    3,500  Gulf Coast Waste Disposal Authority, Amoco Oil Co. Project, 3.85%, 4/1/15**.................................       3,500
    7,000  Hockley County, Industrial Development Corp., PCR Bonds, Amoco Oil Co. Project, 3.75%, 5/1/96**.............       7,000
   10,000  Panhandle-Plains, Higher Education Authority, Series 91-A, 5.20%, 6/1/21, SLMA*.............................      10,000
   13,500  Panhandle-Plains, Higher Education Authority, Series A, 5.20%, 6/1/23, SLMA*................................      13,500
    6,000  Sabine River Authority, PCR Bonds, Utilities Electric Co. Project,
             Series C, 5.60%, 6/1/30, LOC: Union Bank of Switzerland*..................................................       6,000
   16,800  San Antonio, Health Facilities Development Corp., Hospital Revenue, Warm Springs Rehabilitation Foundation,
             Series A, 5.35%, 6/1/08, LOC: NationsBank, Texas*.........................................................      16,800
    5,900  San Antonio Housing Finance Corp., Harbor Cove Apartments Project, 5.30%, 6/1/06, LOC: Bank of America,
             Chicago, Illinois*........................................................................................       5,900
    2,400  State of Texas Transportation, 3.65%, 8/20/96...............................................................       2,400
    4,230  Texas Higher Education Authority, Series B, 5.15%, 12/1/25, FGIC*...........................................       4,230
    7,500  Texas Public Finance Authority,
             Series 93A, 3.75%, 1/17/96................................................................................       7,500
   18,000  Texas State Tax & Revenue Anticipation Notes, 4.75%, 8/30/96................................................      18,098
    8,100  Travis County, Housing Finance Corp., Multifamily Housing Revenue, Aspen Hills Apartments Project, 5.20%,
             6/1/06, LOC: Bank of America, Chicago, Illinois*..........................................................       8,100
                                                                                                                         -----------
                                                                                                                            127,496
                                                                                                                         -----------
PRINCIPAL                                                    SECURITY                                                     AMORTIZED
 AMOUNT                                                    DESCRIPTION                                                      COST
---------                                ------------------------------------------------                                -----------

Municipal Securities, continued:

Utah (0.7%):
    4,100  Salt Lake, Airport Revenue Bonds, Series A, 5.20%, 6/1/98, LOC: Credit Suisse*..............................  $    4,100
                                                                                                                         -----------
Virginia (1.1%):
    1,000  Fairfax County, Series A, GO Bonds, 6.90%, 6/1/08**.........................................................       1,033
    5,300  Virginia Public School Authority, Series C, 5.00%, 8/1/96...................................................       5,345
                                                                                                                         -----------
                                                                                                                              6,378
                                                                                                                         -----------
Washington (1.5%):
    3,715  Pierce County, Economic Development Corp., IDR Bonds, McFarland Cascade Project, 5.30%, 10/1/07, LOC: First
             National Bank of Seattle*.................................................................................       3,715
    5,000  Washington Public Power System, Revenue Bonds, Nuclear Project No. 3, Series 3A-1, 5.10%, 7/1/18 LOC: Bank
             of America*...............................................................................................       5,000
                                                                                                                         -----------
                                                                                                                              8,715
                                                                                                                         -----------
West Virginia (1.8%):
    2,400  Marion County, Community Solid Waste Disposal Facility, 5.15%, 10/1/17, LOC: National Westminster Bank*.....       2,400
    4,700  Marion County, Community Solid Waste Disposal Facility, 5.25%, 10/1/17, LOC: National Westminster Bank*.....       4,700
    3,300  West Virginia Public Energy Authority, Energy Revenue, Morgantown Assoc. Project, 3.70%, 2/12/96, LOC: Swiss
             Bank......................................................................................................       3,300
                                                                                                                         -----------
                                                                                                                             10,400
                                                                                                                         -----------
Wisconsin (2.8%):
    1,460  Milwaukee, Series BQ, GO Bonds, 6.00%, 7/15/96..............................................................       1,479
   14,800  Wisconsin State Operating Notes, 4.50%, 6/17/96.............................................................      14,853
                                                                                                                         -----------
                                                                                                                             16,332
                                                                                                                         -----------

CONTINUED

----
 10

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                                    SECURITY                                                     AMORTIZED
 AMOUNT                                                    DESCRIPTION                                                      COST
---------                                ------------------------------------------------                                -----------

Municipal Securities, continued:

Wyoming (0.4%):
    2,500  Uinta County, PCR Bonds, Adjustable Rate-Amoco Standard Oil Co., 3.98%, 12/1/12*............................  $    2,505
                                                                                                                         -----------
  Total Municipal Securities                                                                                                591,255
                                                                                                                         -----------
  Total (Cost--$591,255)(a)                                                                                              $  591,255
                                                                                                                         -----------
                                                                                                                         -----------

------------
Percentages indicated are based on net assets of $586,490.

(a) Cost and value for federal income tax and financial reporting purposes are the same.
  * Variable rate securities having liquidity sources through bank letters of credit and/or liquidity arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on December 31, 1995.
 ** Put and demand features exist allowing the Fund to require the repurchase of the investments within variable time periods of less than one year.

AMBAC  -- Insured by American Municipal Bond Assurance Corp.
CFC    -- Insured by Commodities Futures Commission
FGIC   -- Insured by Financial Guarantee Insurance Corp.
GO     -- General Obligation
IDR    -- Industrial Development Revenue
          Collateralized by letters of credit issued by foreign or
LOC    -- domestic banks or organizations
MBIA   -- Insured by Municipal Bond Insurance Association
PCR    -- Pollution Control Revenue
SLMA   -- Insured by Student Loan Marketing Association

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                               AMORTIZED
  AMOUNT              SECURITY DESCRIPTION                COST
----------  -----------------------------------------  -----------
Municipal Securitites (99.6%):
Ohio (96.1%):
     3,050  Clermont County Hospital Facilities,
              Series B, 5.10%, 12/1/15, MBIA*........   $   3,050
     4,700  Columbus Sewer System, Revenue Bonds,
              4.95%, 6/1/11*.........................       4,700
     1,600  Cuyahoga County IDR Bonds, Series 1985,
              5.05%, 12/1/15, LOC: Union Bank of
              Switzerland*...........................       1,600
       300  Cuyahoga County IDR Bonds, Series 1987,
              5.20%, 4/1/12, LOC: Dresdner Bank*.....         300
     1,500  Franklin County Hospital Authority,
              5.15%, 5/1/15, LOC: National Bank of
              Detroit*...............................       1,500
     1,800  Franklin County Hospital Revenue, Holy
              Cross Health Systems, 5.10%, 6/1/16*...       1,800
     1,700  Franklin County IDR, Inland Products,
              Inc. Project, 5.50%, 6/1/04*...........       1,700
     2,000  Geauga County IDR, 4.90%, 4/1/04*........       2,000
     1,000  Greater Cleveland Regional Transit
              Authority, 4.10%, 4/10/96..............       1,001
       500  Hamilton County Economic Development
              Revenue, 3.75%, 6/15/05*...............         500
     2,000  Hamilton County Hospital Revenue, 3.90%,
              2/15/24*...............................       2,000
     2,900  Hillsboro IDR, TD Manufacturing Co.,
              5.50%, 6/1/97, LOC: Sanwa Bank*........       2,900
       500  Montgomery County, 5.25%, 5/15/25*.......         500
     1,700  Ohio Air Quality Development Authority,
              3.75%, 1/2/96..........................       1,700
     3,100  Ohio Air Quality Development Authority,
              5.50%, 12/1/15, LOC:
              J.P. Morgan*...........................       3,100
     4,500  Ohio Air Quality Development Authority,
              JMG Co., 5.00%, 4/1/28, LOC: Societe
              Generale*..............................       4,500
     4,425  Ohio Air Quality Development Authority,
              Series B, Refunding Revenue Bonds,
              2/7/96, FGIC...........................       4,425
     3,000  Ohio Air Quality Development Authority
              Bonds, Series 1992, Timken Co., 5.10%,
              6/1/01, LOC: Credit Suisse*............       3,000
     1,000  Ohio Court Street Center, 3.55%, 10/1/98,
              LOC: Provident Bank*...................       1,000
     2,850  Ohio Higher Education Facilities
              Commission, Oberlin College Project,
              5.00%, 10/1/15 LOC: Bank of Tokyo*.....       2,850

PRINCIPAL                                               AMORTIZED
  AMOUNT              SECURITY DESCRIPTION                COST
----------  -----------------------------------------  -----------

Municipal Securitites, continued:
Ohio, continued:

     1,000  Ohio Higher Education Facilities, Mount
              Union College Project, 5.15%,
              5/1/11*................................   $   1,000
     1,500  Ohio Highway, GO, 3.75%, 5/15/96.........       1,502
     3,400  Ohio Housing Finance Agency, Multi Family
              Housing Revenue Bonds, 3.90%, 12/1/15
              LOC: Morgan Guaranty Bank*.............       3,400
     1,900  Ohio Natural Resources Facilities, 4.20%,
              10/1/96................................       1,906
     1,000  Ohio School Districts Cash Flow, 4.52%,
              6/28/96................................       1,003
       500  Ohio State University, Series B-85,
              5.50%, 12/1/01, SBPA: National
              Westminster Bank*......................         500
     3,000  Ohio Water Development Authority, Series
              1992, Timken Co., 5.10%, 6/1/01, LOC:
              Credit Suisse*.........................       3,000
     2,500  Ohio Water Development Authority, 4.25%,
              1/9/96, FGIC...........................       2,500
     1,400  Ohio Water Development Authority, 3.50%,
              2/9/96.................................       1,400
     1,000  Ohio Water Development Authority, 3.40%,
              2/15/96................................       1,000
     1,000  Ross County Hospital Facilities, 5.15%,
              12/1/20, LOC: Fifth Third Bank*........       1,000
     3,900  Saint Mary's IDR, 5.80%, 12/1/01, LOC:
              Industrial Bank of Japan*..............       3,900
     1,000  Shaker Heights, 4.30%, 10/18/96..........       1,003
     2,000  Student Loan Funding Corp., Cincinnati,
              Series A-2, 5.25%, 1/1/07, LOC:
              National Westminster Bank*.............       2,000
     4,000  Summit County, 5.00%, 3/7/96.............       4,002
     2,000  Toledo, (Lucas County), 3.65%, 2/13/96...       2,000
     1,300  Toledo, (Lucas County), 3.75%, 1/12/96,
              LOC: Bank of Nova Scotia...............       1,300
     2,400  Toledo, (Lucas County), Port Authority,
              3.75%, 2/7/96, LOC: Bank of Nova
              Scotia.................................       2,400
     1,300  University of Cincinnati, Ohio General
              Receipts, 5.00%, 3/21/96...............       1,301
       438  Warren County, 4.58%, 9/5/96.............         440
     2,100  Wooster IDR, Allen Group, 5.05%, 12/1/10,
              LOC: Dresdner Bank*....................       2,100
                                                       -----------
  Total Ohio                                               82,783
                                                       -----------

CONTINUED

----
 12

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                               AMORTIZED
  AMOUNT              SECURITY DESCRIPTION                COST
----------  -----------------------------------------  -----------
Municipal Securitites, continued:

Puerto Rico (3.5%):
     2,000  Government Development Bank
              Puerto Rico, 3.65%, 1/11/96............   $   2,000
     1,000  Government Development Bank
              Puerto Rico, 3.40%, 1/12/96............       1,000
                                                       -----------
  Total Puerto Rico                                         3,000
                                                       -----------
  Total Municipal Securities                               85,783
                                                       -----------
  Total Investments (Cost--$85,783)(a)                  $  85,783
                                                       -----------
                                                       -----------

------------
Percentages indicated are based on net assets of $86,125.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

  * Variable rate securities having liquidity sources through bank letters of credit and/or liquidity arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the effective rate at December 31, 1995.

FGIC       Insured by Financial Guarantee Insurance Company
GO         General Obligation
IDR        Industrial Development Revenue
LOC        Collateralized by letters of credit issued by foreign or domestic banks or organizations
MBIA       Insured by Municipal Bond Insurance Association
SBPA       Standby Bond Purchase Agreement

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1995
(Unaudited)

                                                                           (Amounts in Thousands except
                                                                                Per Share Amounts)
                                                                     U.S.
                                                                   TREASURY      PRIME                    OHIO
                                                                  SECURITIES     MONEY     MUNICIPAL    MUNICIPAL
                                                                 MONEY MARKET   MARKET       MONEY        MONEY
                                                                     FUND        FUND     MARKET FUND  MARKET FUND
                                                                 ------------  ---------  -----------  -----------
ASSETS:
Investments, at value..........................................   $  293,705   $2,079,043  $ 591,255    $  85,783
Repurchase agreements..........................................    1,125,000     334,721
                                                                 ------------  ---------  -----------  -----------
                                                                   1,418,705   2,413,764     591,255       85,783
Cash...........................................................            4                     141
Interest receivable............................................        4,804       6,761       3,769          626
Receivable from brokers for investments sold...................                                  350
Receivable from advisor........................................          175         227          96           23
Organizational expenses and other assets.......................                                                 2
Prepaid expenses...............................................           34          66          13           81
                                                                 ------------  ---------  -----------  -----------
Total Assets...................................................    1,423,722   2,420,818     595,624       86,515
                                                                 ------------  ---------  -----------  -----------
LIABILITIES:
Dividends payable..............................................        6,371      11,302       1,904          335
Cash overdraft.................................................                                                22
Accrued expenses and other payables:
    Investment advisory fees...................................          415         723         179           29
    Administration fees........................................          226         397          96           16
    12b-1 fees (Class A).......................................           20          60          14           11
    Other......................................................           79         258          39
                                                                 ------------  ---------  -----------  -----------
Total Liabilities..............................................        7,111      12,740       2,232          413
                                                                 ------------  ---------  -----------  -----------
NET ASSETS:
Capital........................................................    1,416,611   2,408,104     593,523       86,102
Undistributed (distributions in excess of) net investment
  income.......................................................           43           7        (128)
Accumulated undistributed net realized losses from investment
  transactions.................................................          (43)        (33)         (3)
                                                                 ------------  ---------  -----------  -----------
Net Assets.....................................................   $1,416,611   $2,408,078  $ 593,392    $  86,102
                                                                 ------------  ---------  -----------  -----------
                                                                 ------------  ---------  -----------  -----------
Net Assets
    Fiduciary..................................................   $1,324,617   $2,125,496  $ 526,145    $  41,715
    Class A....................................................       91,994     282,582      67,247       44,387
                                                                 ------------  ---------  -----------  -----------
        Total..................................................   $1,416,611   $2,408,078  $ 593,392    $  86,102
                                                                 ------------  ---------  -----------  -----------
                                                                 ------------  ---------  -----------  -----------
Outstanding shares of beneficial interest
    Fiduciary..................................................    1,324,614   2,125,522     526,262       41,714
    Class A....................................................       91,995     282,582      67,261       44,388
                                                                 ------------  ---------  -----------  -----------
        Total..................................................    1,416,609   2,408,104     593,523       86,102
                                                                 ------------  ---------  -----------  -----------
                                                                 ------------  ---------  -----------  -----------
Net asset value--offering and redemption price per share
  (Fiduciary and
  Class A shares)..............................................        $1.00       $1.00       $1.00        $1.00
                                                                 ------------  ---------  -----------  -----------
                                                                 ------------  ---------  -----------  -----------
Investments, at cost...........................................  $ 1,418,705   $2,413,764 $  591,255   $   85,783
                                                                 ------------  ---------  -----------  -----------
                                                                 ------------  ---------  -----------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

----
 14

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
(Amounts in Thousands)
(Unaudited)

                                                                                       U.S. TREASURY     PRIME
                                                                                         SECURITIES      MONEY      MUNICIPAL
                                                                                        MONEY MARKET     MARKET       MONEY
                                                                                            FUND          FUND     MARKET FUND
                                                                                       --------------  ----------  -----------
INVESTMENT INCOME:
Interest income......................................................................    $   38,495    $   70,435   $  11,398
Dividend income......................................................................                                     184
                                                                                            -------    ----------  -----------
Total Income.........................................................................        38,495        70,435      11,582
                                                                                            -------    ----------  -----------
EXPENSES:
Investment advisory fees.............................................................         2,300         4,097       1,039
Administration fees..................................................................         1,099         1,959         497
12b-1 fees (Class A).................................................................           161           438         115
Custodian and accounting fees........................................................            60            75          41
Legal and audit fees.................................................................           112           189          95
Trustees' fees and expenses..........................................................            14            23          11
Transfer agent fees..................................................................            30           103          49
Registration and filing fees.........................................................            67            96          50
Printing costs.......................................................................            20            33          22
Other................................................................................            60            14          17
                                                                                            -------    ----------  -----------
Total expenses before waivers/reimbursements.........................................         3,923         7,027       1,936
Less waivers/reimbursements..........................................................        (1,005)       (1,624)       (624)
                                                                                            -------    ----------  -----------
Net Expenses.........................................................................         2,918         5,403       1,312
                                                                                            -------    ----------  -----------
Net Investment Income................................................................        35,577        65,032      10,270
                                                                                            -------    ----------  -----------
REALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions.............................           (18)            3          (3)
                                                                                            -------    ----------  -----------
Change in net assets resulting from operations.......................................    $   35,559    $   65,035   $  10,267
                                                                                            -------    ----------  -----------
                                                                                            -------    ----------  -----------

                                                                                          OHIO
                                                                                        MUNICIPAL
                                                                                          MONEY
                                                                                       MARKET FUND
                                                                                       -----------
INVESTMENT INCOME:
Interest income......................................................................   $   1,768
Dividend income......................................................................           9
                                                                                       -----------
Total Income.........................................................................       1,777
                                                                                       -----------
EXPENSES:
Investment advisory fees.............................................................         159
Administration fees..................................................................          76
12b-1 fees (Class A).................................................................          76
Custodian and accounting fees........................................................           6
Legal and audit fees.................................................................          10
Trustees' fees and expenses..........................................................           1
Transfer agent fees..................................................................          37
Registration and filing fees.........................................................          11
Printing costs.......................................................................           2
Other................................................................................           4
                                                                                       -----------
Total expenses before waivers/reimbursements.........................................         382
Less waivers/reimbursements..........................................................        (148)
                                                                                       -----------
Net Expenses.........................................................................         234
                                                                                       -----------
Net Investment Income................................................................       1,543
                                                                                       -----------
REALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions.............................
                                                                                       -----------
Change in net assets resulting from operations.......................................   $   1,543
                                                                                       -----------
                                                                                       -----------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   (Amounts in Thousands)
                                   U.S. TREASURY
                                  SECURITIES MONEY       PRIME MONEY MARKET    MUNICIPAL MONEY MARKET   OHIO MUNICIPAL MONEY
                                    MARKET FUND                 FUND                    FUND                MARKET FUND
                               ----------------------  ----------------------  ----------------------  ----------------------
                               SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                  ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                DECEMBER    JUNE 30,    DECEMBER    JUNE 30,    DECEMBER    JUNE 30,    DECEMBER    JUNE 30,
                                31, 1995      1995      31, 1995      1995      31, 1995      1995      31, 1995      1995
                               -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
                               (UNAUDITED)             (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income....   $  35,577   $  59,506   $  65,032   $ 103,272   $  10,270   $  16,629   $   1,543   $   2,785
    Net realized gains
      (losses) from
      investment
      transactions...........         (18)         14           3                      (3)       (126)
                               -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
Change in net assets
  resulting from
  operations.................      35,559      59,520      65,035     103,272      10,267      16,503       1,543       2,785
                               -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
    From net investment
      income.................     (33,176)    (56,332)    (58,342)    (96,873)     (9,198)    (15,228)       (824)     (1,535)
    In excess of net
      investment income......                                                                     (43)
    From net realized gains
      from investment
      transactions...........                                                          (4)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment
      income.................      (2,385)     (3,144)     (6,663)     (6,244)     (1,061)     (1,358)       (709)     (1,240)
    In excess of net
      investment income......                     (30)                   (142)                                            (10)
DISTRIBUTIONS TO SERVICE
  SHAREHOLDERS (A):
    From net investment
      income.................                                             (13)
                               -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
Change in net assets from
  shareholder
  distributions..............     (35,561)    (59,506)    (65,005)   (103,272)    (10,263)    (16,629)     (1,533)     (2,785)
                               -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
CAPITAL TRANSACTIONS:
    Proceeds from shares
      issued.................   1,764,247   3,158,947   2,477,604   4,749,069     809,238   1,502,281     165,253     376,500
    Dividends reinvested.....       2,114       4,531       6,297      13,261         915       2,064         578       1,226
    Cost of shares
      redeemed...............  (1,626,562)  (2,909,428) (2,243,237) (4,270,622)   (711,026) (1,404,255)   (167,335)  (382,861)
                               -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
Change in net assets from
  share transactions.........     139,799     254,050     240,664     491,708      99,127     100,090      (1,504)     (5,135)
                               -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
Change in Net Assets.........     139,797     254,064     240,694     491,708      99,131      99,964      (1,494)     (5,135)
NET ASSETS:
    Beginning of period......   1,276,814   1,022,750   2,167,384   1,675,676     494,261     394,297      87,596      92,731
                               -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
    End of period............   $1,416,611  $1,276,814  $2,408,078  $2,167,384  $ 593,392   $ 494,261   $  86,102   $  87,596
                               -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
                               -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
SHARE TRANSACTIONS:
    Issued...................   1,764,247   3,158,947   2,477,604   4,749,069     809,238   1,502,281     165,253     376,500
    Reinvested...............       2,114       4,531       6,297      13,261         915       2,064         578       1,226
    Redeemed.................  (1,626,562)  (2,909,428) (2,243,237) (4,270,622)   (711,026) (1,404,255)   (167,335)  (382,861)
                               -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
                               -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
Change in shares.............     139,799     254,050     240,664     491,708      99,127     100,090      (1,504)     (5,135)
                               -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
                               -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
Undistributed (distributions
  in excess of) net
  investment income included
  in net assets:
    End of period............   $      43   $      27   $       7   $     (20)  $    (128)  $    (139)              $     (10)
                               -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
                               -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------

------------

(a) The Service Shares commenced offering on January 17, 1994, when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of May 2, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no shareholders in the Service Class.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 16

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1995
(Unaudited)

1.  ORGANIZATION:

    The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B and Service. The Trust currently consists of twenty-three funds. The accompanying financial statements and financial highlights are those of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only. The Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund are each offered in Fiduciary Class, Class A and Service Class Shares. As of December 31, 1995, there were no Service Class shareholders. The Municipal Money Market Fund and the Ohio Municipal Money Market Fund are each offered in Fiduciary Class and Class A Shares. Each Fund is a diversified mutual fund, except for the Ohio Municipal Money Market Fund, which is non-diversified.

    The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with The Paragon Portfolio ("Paragon"), a Massachusetts business trust. The Agreement contemplates the transfer of all of the assets and liabilities of each Paragon Fund in exchange for shares of the corresponding One Group Fund. The Trustees of Paragon intend to seek approval of the Agreement at a special shareholder meeting to be held March 25, 1996.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average maturity which exceeds 90 days.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995
(Unaudited)

     SECURITIES LENDING

     To general additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and credit worthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1995, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                                      MARKET VALUE OF
                                                                                     LOANED SECURITIES
                                                                                     ------------------
U.S. Treasury Securities Money Market Fund.........................................     $    113,969

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, have been reclassified to additional paid-in capital.

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund, have been allocated among the funds of the Trust pro-rata, based on the relative net assets of each fund. In the event that any of the initial shares are redeemed

CONTINUED

----
 18

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995
(Unaudited)

     during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

3.  SHARES OF BENEFICIAL INTEREST:

    The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through twenty-nine series and four classes:
    Fiduciary, Class A, Class B and Service. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended December 31, 1995 and June 30, 1995:

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995

                             (Amounts in Thousands)

                                                                 U.S. TREASURY SECURITIES
                                                                     MONEY MARKET FUND           PRIME MONEY MARKET FUND
                                                               -----------------------------  -----------------------------
                                                                                   YEAR                           YEAR
                                                                                   ENDED                          ENDED
                                                                                 JUNE 30,       SIX MONTHS      JUNE 30,
                                                                                   1995           ENDED           1995
                                                                               -------------   DECEMBER 31,   -------------
                                                                                                   1995
                                                                                              --------------
                                                                 SIX MONTHS                    (UNAUDITED)
                                                                   ENDED
                                                                DECEMBER 31,
                                                                    1995
                                                               --------------
                                                                (UNAUDITED)
CAPITAL TRANSACTIONS:
Fiduciary Shares:
    Proceeds from shares issued..............................   $  1,586,193   $   2,783,997   $  1,888,343   $   3,951,914
    Dividends reinvested.....................................            180           1,467          1,040           7,187
    Shares redeemed..........................................     (1,439,829)     (2,576,713)    (1,729,305)     (3,594,562)
                                                               --------------  -------------  --------------  -------------
    Change in net assets from
      Fiduciary share transactions...........................   $    146,544   $     208,751   $    160,078   $     364,539
                                                               --------------  -------------  --------------  -------------
                                                               --------------  -------------  --------------  -------------
Class A Shares:
    Proceeds from shares issued..............................   $    178,054   $     374,950   $    589,261   $     796,201
    Dividends reinvested.....................................          1,934           3,064          5,257           6,061
    Shares redeemed..........................................       (186,733)       (332,715)      (513,932)       (675,053)
                                                               --------------  -------------  --------------  -------------
    Change in net assets from
      Class A share transactions.............................   $     (6,745)  $      45,299   $     80,586   $     127,209
                                                               --------------  -------------  --------------  -------------
                                                               --------------  -------------  --------------  -------------
Service Shares:
    Proceeds from shares issued..............................                                                 $         954
    Dividends reinvested.....................................                                                            13
    Shares redeemed..........................................                                                        (1,007)
                                                               --------------  -------------  --------------  -------------
    Change in net assets from
      Service share transactions.............................                                                 $         (40)
                                                               --------------  -------------  --------------  -------------
                                                               --------------  -------------  --------------  -------------
SHARE TRANSACTIONS:
Fiduciary Shares:
    Issued...................................................      1,586,193       2,783,997      1,888,343       3,951,914
    Reinvested...............................................            180           1,467          1,040           7,187
    Redeemed.................................................     (1,439,829)     (2,576,713)    (1,729,305)     (3,594,562)
                                                               --------------  -------------  --------------  -------------
    Change in Fiduciary Shares...............................        146,544         208,751        160,078         364,539
                                                               --------------  -------------  --------------  -------------
                                                               --------------  -------------  --------------  -------------
Class A Shares:
    Issued...................................................        178,054         374,950        589,261         796,201
    Reinvested...............................................          1,934           3,064          5,257           6,061
    Redeemed.................................................       (186,733)       (332,715)      (513,932)       (675,053)
                                                               --------------  -------------  --------------  -------------
    Change in Class A Shares.................................         (6,745)         45,299         80,586         127,209
                                                               --------------  -------------  --------------  -------------
                                                               --------------  -------------  --------------  -------------
Service Shares:
    Issued...................................................                                                           954
    Reinvested...............................................                                                            13
    Redeemed.................................................                                                        (1,007)
                                                               --------------  -------------  --------------  -------------
    Change in Service Shares.................................                                                           (40)
                                                               --------------  -------------  --------------  -------------
                                                               --------------  -------------  --------------  -------------

CONTINUED

----
 20

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995

                             (Amounts in Thousands)

                                                                  MUNICIPAL MONEY MARKET FUND   OHIO MUNICIPAL MONEY MARKET
                                                                                                           FUND
                                                                 -----------------------------  ---------------------------
                                                                                     YEAR                          YEAR
                                                                                     ENDED                         ENDED
                                                                                   JUNE 30,       SIX MONTHS     JUNE 30,
                                                                                     1995           ENDED          1995
                                                                                 -------------   DECEMBER 31,   -----------
                                                                                                     1995
                                                                   SIX MONTHS                   --------------
                                                                     ENDED                       (UNAUDITED)
                                                                  DECEMBER 31,
                                                                      1995
                                                                 --------------
                                                                  (UNAUDITED)
CAPITAL TRANSACTIONS:
Fiduciary Shares:
    Proceeds from shares issued................................   $    637,636   $   1,202,916    $   73,264    $   182,275
    Dividends reinvested.......................................             70             738            27             41
    Shares redeemed............................................       (549,300)     (1,118,500)      (83,383)      (185,885)
                                                                 --------------  -------------  --------------  -----------
    Change in net assets from
      Fiduciary share transactions.............................   $     88,406   $      85,154    $  (10,092)   $    (3,569)
                                                                 --------------  -------------  --------------  -----------
                                                                 --------------  -------------  --------------  -----------
Class A Shares:
    Proceeds from shares issued................................   $    171,602   $     299,365    $   91,989    $   194,225
    Dividends reinvested.......................................            845           1,326           551          1,185
    Shares redeemed............................................       (161,726)       (285,755)      (83,952)      (196,976)
                                                                 --------------  -------------  --------------  -----------
    Change in net assets from
      Class A share transactions...............................   $     10,721   $      14,936    $    8,588    $    (1,566)
                                                                 --------------  -------------  --------------  -----------
                                                                 --------------  -------------  --------------  -----------
SHARE TRANSACTIONS:
Fiduciary Shares:
    Issued.....................................................        637,636       1,202,916        73,264        182,275
    Reinvested.................................................             70             738            27             41
    Redeemed...................................................       (549,301)     (1,118,500)      (83,383)      (185,885)
                                                                 --------------  -------------  --------------  -----------
    Change in Fiduciary Shares.................................         88,406          85,154       (10,092)        (3,569)
                                                                 --------------  -------------  --------------  -----------
                                                                 --------------  -------------  --------------  -----------
Class A Shares:
    Issued.....................................................        171,602         299,365        91,989        194,225
    Reinvested.................................................            845           1,326           551          1,185
    Redeemed...................................................       (161,726)       (285,755)      (83,952)      (196,976)
                                                                 --------------  -------------  --------------  -----------
    Change in Class A Shares...................................         10,721          14,936         8,588         (1,566)
                                                                 --------------  -------------  --------------  -----------
                                                                 --------------  -------------  --------------  -----------

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995

4.  INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

    The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, and the Municipal Money Market Fund and 0.30% of the average daily net assets of the Ohio Municipal Money Market Fund.

    The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and payable monthly at an annual rate of 0.20% of each fund's average daily net assets on the first $1.5 billion of Trust net assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund -- the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Institutional Money Market Funds); and 0.16% on Trust net assets (excluding the Institutional Money Market Funds) over $2 billion. The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator. Prior to November 30, 1995, The Shareholder Services Group d/b/a 440 Financial served as administrator of each Fund under essentially the same terms as the current administration agreement.

    The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A shares and Service Class shares are subject to a distribution and shareholder services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plan, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 0.75% of the average daily net assets of the Service Class shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plan to 0.25% of average daily net assets of the Class A shares of each Fund and 0.55% of average daily net assets of the Service Class shares of each Fund. Up to 0.25% of the fees payable under the Plan may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plan may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class shares of each Fund are offered without distribution fees.

    Certain officers of the Trust are affiliated with the Adviser or the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

CONTINUED

----
 22

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995

    The Adviser and the Administrator voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses so that total expenses of each Fund would not exceed certain annual expense limitations. For the six months ended December 31, 1995, fees in the following amounts were waived or reimbursed to the Funds (amounts in thousands):

                                                                     U.S. TREASURY    PRIME                       OHIO
                                                                      SECURITIES      MONEY      MUNICIPAL      MUNICIPAL
                                                                     MONEY MARKET    MARKET    MONEY MARKET   MONEY MARKET
                                                                         FUND         FUND         FUND           FUND
                                                                     -------------  ---------  -------------  -------------
INVESTMENT ADVISORY FEES:
 Waivers/reimbursements............................................    $     930    $   1,499    $     500      $      77
ADMINISTRATION FEES:
 Waivers/reimbursements............................................    $      29                 $      91      $      49
12B-1 FEES (CLASS A):
 Waivers/reimbursements............................................    $      46    $     125    $      33      $      22

5.  CONCENTRATION OF CREDIT RISK:

    The Ohio Municipal Money Market Fund invests primarily in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of Ohio's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                      U.S. TREASURY SECURITIES MONEY MARKET FUND
                      -----------------------------------------------------------------------------------------------------------
                                             FIDUCIARY                                              CLASS A
                      -------------------------------------------------------  --------------------------------------------------
                                               YEARS ENDED JUNE 30,                                  YEARS ENDED JUNE 30,
                                     ----------------------------------------                 -----------------------------------
                                        1995       1994      1993      1992                    1995     1994      1993    1992(A)
                                     ----------  --------  --------  --------   SIX MONTHS    -------  -------  --------  -------
                       SIX MONTHS                                                 ENDED
                         ENDED                                                 DECEMBER 31,
                      DECEMBER 31,                                                 1995
                          1995                                                 ------------
                      ------------                                             (UNAUDITED)
                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF
  PERIOD............   $    1.000    $    1.000  $  1.000  $  1.000  $  1.000    $ 1.000      $ 1.000  $ 1.000  $  1.000  $1.000
                      ------------   ----------  --------  --------  --------  ------------   -------  -------  --------  -------
Investment
  Activities
  Net investment
  income............        0.027         0.050     0.030     0.029     0.043      0.026        0.047    0.027     0.026   0.012
                      ------------   ----------  --------  --------  --------  ------------   -------  -------  --------  -------
Less: Distributions
  Net investment
  income............       (0.027)       (0.050)   (0.030)   (0.029)   (0.043)    (0.026)      (0.047)  (0.027)   (0.026) (0.012)
                      ------------   ----------  --------  --------  --------  ------------   -------  -------  --------  -------
NET ASSET VALUE,
  END OF PERIOD.....   $    1.000    $    1.000  $  1.000  $  1.000  $  1.000    $ 1.000      $ 1.000  $ 1.000  $  1.000  $1.000
                      ------------   ----------  --------  --------  --------  ------------   -------  -------  --------  -------
                      ------------   ----------  --------  --------  --------  ------------   -------  -------  --------  -------
Total Return........         2.77%(c)       5.07%     3.01%     2.89%     4.40%      2.64%(c)    4.81%    2.76%     2.63%   3.38%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets at end
    of period
    (000)...........   $1,324,617    $1,178,091  $969,326  $492,862  $410,146    $91,994      $98,723  $53,423  $ 30,759  $    6
  Ratio of expenses
    to average net
    assets..........         0.43%(b)       0.41%     0.40%     0.45%     0.55%      0.68%(b)    0.66%    0.63%     0.65%   0.59%(b)
  Ratio of net
    investment
    income to
    average net
    assets..........         5.48%(b)       4.96%     3.02%     2.85%     4.25%      5.23%(b)    4.71%    2.81%     2.52%   2.51%(b)
  Ratio of expenses
    to average net
    assets *........         0.57%(b)       0.59%     0.58%     0.67%     0.77%      0.92%(b)    0.94%    0.87%     1.02%   0.71%(b)
  Ratio of net
    investment
    income to
    average net
    assets *........         5.34%(b)       4.78%     2.84%     2.63%     4.04%      4.99%(b)    4.43%    2.57%     2.15%   2.39%(b)

-------------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Class A shares commenced offering on February 18, 1992.

(b) Annualized.

(c) Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 24

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                      PRIME MONEY MARKET FUND
                     ---------------------------------------------------------
                                             FIDUCIARY
                     ---------------------------------------------------------
                      SIX MONTHS
                        ENDED                  YEARS ENDED JUNE 30,
                     DECEMBER 31,   ------------------------------------------
                         1995          1995        1994       1993      1992
                     ------------   ----------  ----------  --------  --------
                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF
  PERIOD...........   $    1.000    $    1.000  $    1.000  $  1.000  $  1.000
                     ------------   ----------  ----------  --------  --------
Investment
  Activities
  Net investment
  income...........        0.028         0.052       0.031     0.030     0.045
                     ------------   ----------  ----------  --------  --------
Less: Distributions
  Net investment
  income...........       (0.028)       (0.052)     (0.031)   (0.030)   (0.045)
                     ------------   ----------  ----------  --------  --------
NET ASSET VALUE,
  END OF PERIOD....   $    1.000    $    1.000  $    1.000  $  1.000  $  1.000
                     ------------   ----------  ----------  --------  --------
Total Return.......         2.84%(d)       5.34%       3.19%     3.09%     4.64%
RATIOS/
  SUPPLEMENTARY
  DATA:
  Net Assets at end
    of period
    (000)..........   $2,125,496    $1,965,416  $1,600,876  $979,275  $946,504
  Ratio of expenses
    to average net
    assets.........         0.44%(c)       0.41%       0.40%     0.44%     0.59%
  Ratio of net
    investment
    income to
    average net
    assets.........         5.63%(c)       5.27%       3.18%     3.05%     4.49%
  Ratio of expenses
    to average net
    assets*........         0.55%(c)       0.57%       0.59%     0.62%     0.76%
  Ratio of net
    investment
    income to
    average net
    assets*........         5.52%(c)       5.12%       2.99%     2.87%     4.32%


                                          CLASS A
                     -------------------------------------------------
                      SIX MONTHS
                        ENDED
                                                          YEARS ENDED JUNE 30,
                     DECEMBER 31,   -----------------------------------------------------------------
                         1995         1995     1994     1993   1992 (B)     1995            1994
                     ------------   --------  -------  ------  -------   -----------   --------------
                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF
  PERIOD...........    $  1.000     $  1.000  $ 1.000  $1.000  $1.000      $1.000          $1.000
                     ------------   --------  -------  ------  -------   -----------       ------
Investment
  Activities
  Net investment
  income...........       0.027        0.050    0.027   0.030   0.013       0.041           0.008
                     ------------   --------  -------  ------  -------   -----------       ------
Less: Distributions
  Net investment
  income...........      (0.027)      (0.050)  (0.027) (0.030) (0.013)     (0.041)         (0.008)
                     ------------   --------  -------  ------  -------   -----------       ------
NET ASSET VALUE,
  END OF PERIOD....    $  1.000     $  1.000  $ 1.000  $1.000  $1.000      $1.000          $1.000
                     ------------   --------  -------  ------  -------   -----------       ------
Total Return.......        2.72%(d)     5.08%    2.93%   2.83%   3.51%(c)     (a)            0.79%(d)
RATIOS/
  SUPPLEMENTARY
  DATA:
  Net Assets at end
    of period
    (000)..........    $282,582     $201,968  $74,759  $61,106 $  511                      $   40
  Ratio of expenses
    to average net
    assets.........        0.69%(c)     0.67%    0.65%   0.65%   0.79%(c)     1.42%(c)       1.18%(c)
  Ratio of net
    investment
    income to
    average net
    assets.........        5.38%(c)     5.02%    2.92%   2.67%   3.40%(c)     4.52%(c)       3.03%(c)
  Ratio of expenses
    to average net
    assets*........        0.90%(c)     0.92%    0.90%   0.99%   0.94%(c)     1.60%(c)       1.36%(c)
  Ratio of net
    investment
    income to
    average net
    assets*........        5.17%(c)     4.77%    2.67%   2.33%   3.25%(c)     5.23%(c)       2.85%(c)

-------------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service Shares transferred to Class A Shares. As of June 30, 1995 and through December 31, 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 was 4.11%.

(b) Class A shares commenced offering on February 18, 1992.

(c) Annualized.

(d) Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               MUNICIPAL MONEY MARKET FUND
                        ---------------------------------------------------------------------------------------------------------
                                              FIDUCIARY                                             CLASS A
                        -----------------------------------------------------  --------------------------------------------------
                         SIX MONTHS                                             SIX MONTHS
                           ENDED                YEARS ENDED JUNE, 30              ENDED              YEARS ENDED JUNE, 30
                        DECEMBER 31,   --------------------------------------  DECEMBER 31,   -----------------------------------
                            1995         1995      1994      1993      1992        1995        1995     1994     1993    1992 (A)
                        ------------   --------  --------  --------  --------  ------------   -------  -------  -------  --------
                        (UNAUDITED)                                            (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF
  PERIOD..............    $  1.000     $  1.000  $  1.000  $  1.000  $  1.000    $  1.000     $ 1.000  $ 1.000  $ 1.000   $1.000
                        ------------   --------  --------  --------  --------  ------------   -------  -------  -------  --------
Investment Activities
  Net investment
  income..............       0.018        0.032     0.021     0.021     0.034       0.016       0.030    0.021    0.019    0.009
                        ------------   --------  --------  --------  --------  ------------   -------  -------  -------  --------
Less: Distributions
  Net investment
  income..............      (0.018)      (0.032)   (0.021)   (0.021)   (0.034)     (0.016)     (0.030)  (0.021)  (0.019)  (0.009)
                        ------------   --------  --------  --------  --------  ------------   -------  -------  -------  --------
NET ASSET VALUE,
  END OF PERIOD.......    $  1.000     $  1.000  $  1.000  $  1.000  $  1.000    $  1.000     $ 1.000  $ 1.000  $ 1.000   $1.000
                        ------------   --------  --------  --------  --------  ------------   -------  -------  -------  --------
                        ------------   --------  --------  --------  --------  ------------   -------  -------  -------  --------
Total Return..........        1.77%(c)     3.28%     2.16%     2.15%     3.47%       1.64%(c)    3.02%    1.96%    1.89%    2.48%(b)

RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets at end of
    period (000)......    $526,145     $437,743  $352,702  $175,277  $170,961    $ 67,247     $56,518  $41,595  $18,932   $  122
  Ratio of expenses to
    average net
    assets............        0.42%(b)     0.41%     0.40%     0.46%     0.43%       0.67%(b)    0.66%    0.65%    0.66%    0.84%(b)
  Ratio of net
    investment income
    to average net
    assets............        3.52%(b)     3.26%     2.13%     2.12%     3.41%       3.27%(b)    3.01%    1.92%    1.82%    2.44%(b)
  Ratio of expenses to
    average net assets
    *.................        0.58%(b)     0.59%     0.60%     0.66%     0.80%       0.93%(b)    0.94%    0.91%    1.01%    0.99%(b)
  Ratio of net
    investment income
    to average net
    assets *..........        3.36%(b)     3.08%     1.93%     1.92%     3.04%       3.01%(b)    2.73%    1.66%    1.47%    2.29%(b)

-------------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Class A shares commenced offering on February 18, 1992.

(b) Annualized.

(c) Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 26

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    OHIO MUNICIPAL MONEY MARKET FUND
                                        ----------------------------------------------------------------------------------------
                                                        FIDUCIARY                                     CLASS A
                                        -----------------------------------------   --------------------------------------------
                                         SIX MONTHS    YEARS ENDED JUNE  JUNE 9,     SIX MONTHS    YEARS ENDED JUNE  JANUARY 26,
                                           ENDED             30,         1993 TO       ENDED             30,           1993 TO
                                        DECEMBER 31,   ----------------  JUNE 30,   DECEMBER 31,   ----------------   JUNE 30,
                                            1995        1995     1994    1993 (A)       1995        1995     1994     1993 (A)
                                        ------------   -------  -------  --------   ------------   -------  -------  -----------
                                        (UNAUDITED)                                 (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................    $ 1.000      $ 1.000  $ 1.000   $1.000      $ 1.000      $ 1.000  $ 1.000    $ 1.000
                                        ------------   -------  -------  --------   ------------   -------  -------  -----------
Investment Activities
  Net investment income...............      0.018        0.032    0.022    0.013        0.016        0.029    0.021      0.009
                                        ------------   -------  -------  --------   ------------   -------  -------  -----------
Less: Distributions
  Net investment income...............     (0.018)      (0.032)  (0.022)  (0.013)      (0.016)      (0.029)  (0.021)    (0.009)
                                        ------------   -------  -------  --------   ------------   -------  -------  -----------
NET ASSET VALUE,
  END OF PERIOD.......................    $ 1.000      $ 1.000  $ 1.000   $1.000      $ 1.000      $ 1.000  $ 1.000    $ 1.000
                                        ------------   -------  -------  --------   ------------   -------  -------  -----------
                                        ------------   -------  -------  --------   ------------   -------  -------  -----------
Total Return..........................       1.77%(c)     3.20%    2.25%    2.14%(b)      1.65%(c)    2.98%    2.09%      2.34%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...    $41,726      $51,806  $55,375   $3,500      $44,399      $35,790  $37,356    $25,125
  Ratio of expenses to average net
    assets............................       0.40%(b)     0.41%    0.34%    0.08%(b)      0.64%(b)    0.63%    0.44%      0.26%(b)
  Ratio of net investment income to
    average net assets................       3.53%(b)     3.13%    2.29%    2.07%(b)      3.29%(b)    2.91%    2.05%      2.03%(b)
  Ratio of expenses to average net
    assets *..........................       0.56%(b)     0.60%    0.57%    0.51%(b)      0.90%(b)    0.95%    0.94%      0.92%(b)
  Ratio of net investment income to
    average net assets *..............       3.37%(b)     2.94%    2.06%    1.64%(b)      3.03%(b)    2.59%    1.55%      1.37%(b)

-------------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.

(b) Annualized.

(c) Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

                                           May Lose Value
        NOT FDIC-INSURED                 No Bank Guarantee

Important Customer Information. Please Read:

Shares of The One Group:

- are not deposits or obligations of, or guaranteed by BANC ONE CORPORATION or its bank or non- bank affiliates,

- are not insured or guaranteed by the FDIC or by any other governmental agency or government sponsored agency of the federal government or any state,

- are subject to investment risks, including possible loss of the principal amount invested.

Banc One Investment Advisors Corporation, a registered investment advisor and an indirect subsidiary of BANC ONE CORPORATION, serves as an investment advisor to The One Group, for which it receives advisory fees. The One Group is distributed by The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, which is not affiliated with BANC ONE CORPORATION and is not a bank.

For more complete information on any of The One Group Funds, including management fees and expenses, you may obtain a prospectus from The One Group Services Company. Read the prospectus carefully before investing.

THE COMPOSITION OF EACH FUND'S HOLDINGS IS SUBJECT TO CHANGE.

THIS MATERIAL MUST BE ACCOMPANIED OR PRECEDED BY A PROSPECTUS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. YIELDS WILL FLUCTUATE AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NAV OF $1.00 PER SHARE.

TOG-F-040                                                     [THE ONE GROUP LOGO]

                 (This page has been left blank intentionally)